RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 16, 2013 Former Director [Member]	Apr. 25, 2012 Chief Financial Officer [Member]
Common stock repurchased from related parties, Shares			15,112	27,757
Share price			$ 1.78	$ 1.35
Common stock repurchased from related parties, Value	$ 1,497,000	$ 880,000	$ 26,824	$ 37,472